Derivative Financial Instruments (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Derivative Financial Instruments (Textuals) [Abstract]
Maximum amount of loss due to credit risk	$ 10,475
Maximum maturity period in which forward contracts and options outstanding	24 months
Aggregate gain reclassified from other comprehensive income, net of taxes	11,956	8,138
Foreign Exchange Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Cash flow hedges recorded in accumulated other comprehensive (loss) income	(14,437)	6,002	12,936
Losses (gains) from cash flow hedges recognized in other comprehensive loss (income)	(8,497)	990
Losses (gains) from cash flow hedges recognized in other comprehensive income (loss), net of taxes	(8,483)	1,204
Foreign currency cash flow hedge, reclassified into earnings within next 12 months	11,211	6,002	12,936
Derivative Financial Instruments (Textuals) [Abstract]
Aggregate gain reclassified from other comprehensive income, net of taxes	$ (11,956)	$ (8,138)